Related Party Transactions - Schedule for Sensitivity analysis: variations in share value (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Expense	R$ 36,986	R$ 29,129	R$ 21,508
Key management personnel
Disclosure of transactions between related parties [line items]
Stock price	R$ 39.30
Expense	R$ 36,986
Vesting period (in years)	4 years
Key management personnel | Devaluation -50%
Disclosure of transactions between related parties [line items]
Stock price	R$ 19.65
Expense	R$ 12,203
Key management personnel | Devaluation -25%
Disclosure of transactions between related parties [line items]
Stock price	R$ 29.48
Expense	R$ 21,807